Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

11.          Employee Benefit Plans

Defined Contribution Plan

The Company maintains a 401(k) Retirement Savings Plan for employees.  Under the 401(k) Plan, the Company matches employee contributions at rates approved by the Board.  For the year ended December 31, 2010, the Company matched 100% of the first 8% of eligible pre-tax earnings (up to IRS limits) contributed by plan participants.  The total employer contributions were approximately $482,000, $407,000 and $371,000 in 2010, 2009 and 2008, respectively.